Cover	Nov. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2023
Entity File Number	333-251016
Entity Registrant Name	CannaPharmaRX, Inc.
Entity Central Index Key	0001081938
Entity Tax Identification Number	27-4635140
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Suite 3600
Entity Address, Address Line Two	888-3rd Street SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 5C5
City Area Code	(949)
Local Phone Number	652-6838
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CPMD
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false